Schedule of inventories (Details) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
Schedule Of Inventories
Crude oil	$ 3,985	$ 3,048
Oil products	3,252	2,495
Intermediate products	634	532
Natural gas and Liquefied Natural Gas (LNG)	617	349
Biofuels	23	19
Fertilizers	2	8
Total products	8,513	6,451
Materials, supplies and others (*)	999	804
Total	$ 9,512	$ 7,255